UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2012


Check here if Amendment            [_]  Amendment Number: ______

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:            Addison Clark Management, L.L.C.
Address:         10 Wright Street, Suite 100
                 Westport, Connecticut 06880


Form 13F File Number: 028-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Terence M. Hogan
Title:  Managing Member
Phone:  (203) 222-4000



Signature, Place, and Date of Signing:


/s/ Terence M. Hogan         Westport, Connecticut           February 14, 2013
--------------------        ------------------------        --------------------
     [Signature]                 [City, State]                     [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

NONE

                             FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:           2

Form 13F Information Table Entry Total:      34

Form 13F Information Table Value Total:      $1,250,597
                                            (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.   Form 13F File Number       Name

1.    028-10545                  Addison Clark Fund, L.P.

2.    028-10547                  Addison Clark Offshore Fund, Ltd.


                                                     FORM 13F INFORMATION TABLE
                                                   Addison Clark Management, LLC
                                                         December 31, 2012

COLUMN 1                         COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7         COLUMN 8
--------------                --------------   --------- --------  ------------------- -------------- -------- ---------------------
                                                          VALUE     SHS OR    SH/ PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT   PRN CALL   DISCRETION     MGRS     SOLE    SHARED NONE
--------------                --------------   --------- --------  ---------  --- ---- -------------- -------- --------- ------ ----
3M CO                         COM              88579Y101  37,679     405,800      PUT  SHARED-DEFINED   1,2      405,800
AMERISTAR CASINOS INC         COM              03070Q101  39,136   1,491,457  SH       SHARED-DEFINED   1,2    1,491,457
BABCOCK & WILCOX CO NEW       COM              05615F102  55,771   2,128,656  SH       SHARED-DEFINED   1,2    2,128,656
BOSTON SCIENTIFIC CORP        COM              101137107  18,221   3,180,000  SH       SHARED-DEFINED   1,2    3,180,000
BROOKFIELD ASSET MGMT INC     CL A LTD VT SH   112585104  31,930     871,205  SH       SHARED-DEFINED   1,2      871,205
CALPINE CORP                  COM NEW          131347304  79,717   4,396,956  SH       SHARED-DEFINED   1,2    4,396,956
CHESAPEAKE ENERGY CORP        COM              165167107  65,392   3,934,560  SH       SHARED-DEFINED   1,2    3,934,560
CHEVRON CORP NEW              COM              166764100  46,122     426,500      PUT  SHARED-DEFINED   1,2      426,500
CHURCHILL DOWNS INC           COM              171484108   7,146     107,543  SH       SHARED-DEFINED   1,2      107,543
CRESUD SA COMERCIAL           *W EXP 05/22/201 P3311R192      47     910,400  SH       SHARED-DEFINED   1,2      910,400
DEVON ENERGY CORP NEW         COM              25179M103  56,396   1,083,706  SH       SHARED-DEFINED   1,2    1,083,706
EMERSON ELEC CO               COM              291011104  29,282     552,917  SH       SHARED-DEFINED   1,2      552,917
EOG RES INC                   COM              26875P101  78,284     648,100      PUT  SHARED-DEFINED   1,2      648,100
EXXON MOBIL CORP              COM              30231G102  38,220     441,600      PUT  SHARED-DEFINED   1,2      441,600
FOCUS MEDIA HLDG LTD          SPONSORED ADR    34415V109  58,081   2,262,600      PUT  SHARED-DEFINED   1,2    2,262,600
FREEPORT-MCMORAN COPPER & GO  COM              35671D857  36,176   1,057,766  SH       SHARED-DEFINED   1,2    1,057,766
FULL HOUSE RESORTS INC        COM              359678109   2,237     648,509  SH       SHARED-DEFINED   1,2      648,509
GENERAL DYNAMICS CORP         COM              369550108  51,681     746,075  SH       SHARED-DEFINED   1,2      746,075
GREEN MTN COFFEE ROASTERS IN  COM              393122106  14,800     358,000  SH       SHARED-DEFINED   1,2      358,000
HERCULES OFFSHORE INC         COM              427093109  48,281   7,825,108  SH       SHARED-DEFINED   1,2    7,825,108
HOST HOTELS & RESORTS INC     COM              44107P104  11,909     760,000      PUT  SHARED-DEFINED   1,2      760,000
ISLE OF CAPRI CASINOS INC     COM              464592104  20,953   3,741,527  SH       SHARED-DEFINED   1,2    3,741,527
LEGG MASON INC                COM              524901105  61,132   2,376,824  SH       SHARED-DEFINED   1,2    2,376,824
LEGG MASON INC                COM              524901105  11,098     431,500      CALL SHARED-DEFINED   1,2      431,500
MARKET VECTORS ETF TR         GOLD MINER ETF   57060U100  78,215   1,686,029  SH       SHARED-DEFINED   1,2    1,686,029
MARRIOTT INTL INC NEW         CL A             571903202   7,454     200,000      PUT  SHARED-DEFINED   1,2      200,000
MGM RESORTS INTERNATIONAL     COM              552953101   6,984     600,000      PUT  SHARED-DEFINED   1,2      600,000
MICROSOFT CORP                COM              594918104   5,342     200,000      CALL SHARED-DEFINED   1,2      200,000
NRG ENERGY INC                COM NEW          629377508  65,905   2,866,668  SH       SHARED-DEFINED   1,2    2,866,668
PENN NATL GAMING INC          COM              707569109  50,711   1,032,606  SH       SHARED-DEFINED   1,2    1,032,606
RESEARCH IN MOTION LTD        COM              760975102   7,609     641,000      PUT  SHARED-DEFINED   1,2      641,000
SAIC INC                      COM              78390X101  78,532   6,937,415  SH       SHARED-DEFINED   1,2    6,937,415
SPIRIT AIRLS INC              COM              848577102  38,682   2,181,672  SH       SHARED-DEFINED   1,2    2,181,672
STARWOOD HOTELS&RESORTS WRLD  COM              85590A401  11,472     200,000      PUT  SHARED-DEFINED   1,2      200,000
